Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Income Tax Expense and Deferred Taxes [Abstract]
Current taxes	€ (1,212)	€ (2,631)		€ (1,869)
Deferred taxes	731	909		544
Total	(481)	(1,722)	[1]	(1,325)	[1]
Income before tax and associates and joint ventures	€ 4,405	€ 5,531	[1]	€ 5,675	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).